Segmented Information	12 Months Ended
Dec. 31, 2018
SEGMENTED INFORMATION
SEGMENTED INFORMATION

6. SEGMENTED INFORMATION

The company's operating segments are reported based on the nature of their products and services and management responsibility. The following summary describes the operations in each of the segments:

•

Oil Sands includes the company's operations in the Athabasca oil sands in Alberta to develop and produce bitumen, synthetic crude oil and related products, through the recovery and upgrading of bitumen from mining and in situ operations. This segment also includes the company's joint interest in the Fort Hills partnership, partnership in the East Tank Farm blending and storage facility, as well as its ownership interest in the Syncrude oil sands mining and upgrading joint operation, located near Fort McMurray, Alberta. The individual operating segments related to mining operations, in situ, Fort Hills and Syncrude have been aggregated into one reportable segment (Oil Sands) due to the similar nature of their business activities, including the production of bitumen, and the single geographic area and regulatory environment in which they operate.

•

Exploration and Production (E&P) includes offshore activity in East Coast Canada, with interests in the Hibernia, Terra Nova, White Rose and Hebron oilfields, the exploration and production of crude oil and natural gas at Buzzard and Golden Eagle Area Development, as well as development of the North Sea Rosebank Project, all in the United Kingdom (U.K.) and the development of the Oda and Fenja fields in Norway, and in Libya and Syria. Due to unrest in Syria, the company has declared force majeure under its contractual obligations, and Suncor's operations in Syria have been suspended indefinitely. Production in Libya remains partially shutin due to political unrest, and the timing of a return to normal operations continues to be uncertain.

•

Refining and Marketing includes the refining of crude oil products, and the distribution and marketing of these and other purchased products through retail stations located in Canada and the United States (U.S.), as well as a previously owned lubricants plant located in Eastern Canada which was sold on February 1, 2017 (note 33).

The company also reports activities not directly attributable to an operating segment under Corporate, Energy Trading and Eliminations. This includes investments in renewables projects.

Intersegment sales of crude oil and natural gas are accounted for at market values and included, for segmented reporting, in revenues of the segment making the transfer and expenses of the segment receiving the transfer. Intersegment balances are eliminated on consolidation. Intersegment profit will not be recognized until the related product has been sold to third parties.

For the years ended December 31	Oil Sands		Exploration and Production		Refining and Marketing		Corporate, Energy Trading and Eliminations		Total
($ millions)	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

	(restated – note 5)				(restated – note 5)		(restated – note 5)		(restated – note 5)
Revenues and Other Income

Gross revenues	12 039	9 723	3 869	3 487	23 655	19 612	29	63	39 592	32 885

Intersegment revenues	3 704	3 551	—	—	69	92	(3 773)	(3 643)	—	—

Less: Royalties	(398)	(355)	(652)	(576)	—	—	—	—	(1 050)	(931)

Operating revenues, net of royalties	15 345	12 919	3 217	2 911	23 724	19 704	(3 744)	(3 580)	38 542	31 954

Other income (loss)	288	86	(71)	(14)	21	73	206	(20)	444	125

	15 633	13 005	3 146	2 897	23 745	19 777	(3 538)	(3 600)	38 986	32 079

Expenses

Purchases of crude oil and products	1 563	623	—	—	16 656	14 011	(4 086)	(3 513)	14 133	11 121

Operating, selling and general	7 570	6 257	503	422	1 979	1 950	521	559	10 573	9 188

Transportation	1 144	827	85	86	137	110	(47)	(26)	1 319	997

Depreciation, depletion, amortization and impairment	4 024	3 782	967	1 028	683	685	64	106	5 738	5 601

Exploration	44	15	78	89	—	—	—	—	122	104

(Gain) loss on asset exchange and disposal of assets	(108)	(50)	91	—	(7)	(455)	—	(97)	(24)	(602)

Financing expenses (income)	320	180	46	36	7	15	1 769	(477)	2 142	(246)

	14 557	11 634	1 770	1 661	19 455	16 316	(1 779)	(3 448)	34 003	26 163

Earnings (Loss) before Income Taxes	1 076	1 371	1 376	1 236	4 290	3 461	(1 759)	(152)	4 983	5 916

Income Tax Expense (Recovery)

Current	(128)	192	680	617	1 098	941	(400)	(541)	1 250	1 209

Deferred	351	170	(112)	(113)	39	(138)	162	330	440	249

	223	362	568	504	1 137	803	(238)	(211)	1 690	1 458

Net Earnings (Loss)	853	1 009	808	732	3 153	2 658	(1 521)	59	3 293	4 458

Capital and Exploration Expenditures	3 546	5 059	946	824	856	634	58	34	5 406	6 551

Disaggregation of Revenue from Contracts with Customers and Intersegment Revenue

The company derives revenue from the transfer of goods mainly at a point in time in the following major commodities, revenue streams and geographical regions:

For the twelve months ended December 31	2018			2017
($ millions)	North America	International	Total	North America	International	Total

Oil Sands

SCO and diesel	11 659	—	11 659	11 244	—	11 244

Bitumen	4 084	—	4 084	2 030	—	2 030

	15 743	—	15 743	13 274	—	13 274

Exploration and Production

Crude oil and natural gas liquids	1 741	2 112	3 853	1 326	2 133	3 459

Natural gas	3	13	16	10	18	28

	1 744	2 125	3 869	1 336	2 151	3 487

Refining and Marketing

Gasoline	10 819	—	10 819	9 075	—	9 075

Distillate	9 698	—	9 698	7 800	—	7 800

Other	3 207	—	3 207	2 829	—	2 829

	23 724	—	23 724	19 704	—	19 704

Corporate, Energy Trading and Eliminations	(3 744)	—	(3 744)	(3 580)	—	(3 580)

Total Revenue from Contracts with Customers	37 467	2 125	39 592	30 734	2 151	32 885

Geographical Information

Operating Revenues, net of Royalties

($ millions)	2018	2017

(restated – note 5)
Canada	30 418	25 551

United States	5 999	4 252

Other foreign	2 125	2 151

	38 542	31 954

Non-Current Assets(1)

($ millions)	December 31 2018	December 31 2017

Canada	76 708	76 091

United States	1 889	1 712

Other foreign	2 154	2 014

	80 751	79 817

(1)         Excludes deferred income tax assets.